Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related party transactions

Year Ended December 31,	2024	2023	2022
Related party transactions included within interest expense:
Interest expense related to the issuance and/or the modification of warrants held by the CEO and the VP of the Company related to financing provided	$9,424,344	$—	$4,004,906
Interest expense on lines of credit payable to the CEO and the VP of the Company	$1,731,665	$1,644,027	$1,596,667
Interest expense related to the issuance and modification of bonus warrants to KWC	$396,596	$—	$—
Interest expense on promissory notes issued to relatives of the CEO of the Company	$328,186	$328,073	$324,586
Interest expenses on loan payable to KWC	$159,667	$159,696	$23,315
Accrued borrowing costs (recorded in interest expense) on loan payable to KWC	$148,117	$150,010	$72,834

Related party transactions included within selling, general and administration expenses:
Stock options vested to members of the Board of Directors and related parties of the Company	$554,598	$310,857	$330,437
Consulting fees to relatives of the CEO of the Company	$340,000	$130,000	$—
Salary and bonus paid to the CEO of the Company	$249,600	$249,600	$274,800
Salary for services to the VP of the Company	$44,900	$44,671	$43,532
Salary for services as Secretary and Chief Legal Counsel of the Company	$8,980	$8,934	$8,706
Consulting fees to the CEO of the Company accrued on the line of credit available to the Company	$—	$—	$124,800
Bonus to a director of the Company settled with issuance of ordinary shares	$—	$—	$40,000
Rent paid KWC	$—	$—	$20,206